SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Weighted Average Number of Ordinary and Ordinary Equivalent Shares Used in Calculation of Basic and Diluted Net Loss (Detail) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Weighted average number of ordinary shares outstanding used in the calculation of basic net loss attributable to Melco Resorts & Entertainment Limited per share	1,391,154,836	1,434,087,641	1,432,052,735
Incremental weighted average number of ordinary shares from assumed vesting of restricted shares and exercise of share options using the treasury stock method	0	0	0
Weighted average number of ordinary shares outstanding used in the calculation of diluted net loss attributable to Melco Resorts & Entertainment Limited per share	1,391,154,836	1,434,087,641	1,432,052,735
Anti-dilutive share options and restricted shares excluded from the calculation of diluted net loss attributable to Melco Resorts & Entertainment Limited per share	44,366,752	46,532,956	40,618,693